Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2013
Other Liabilities

Other liabilities (non-current) consisted of the following as of December 31, 2011 and 2012 and June 30, 2013:

	December 31,		June 30 2013
	2011	2012
			(unaudited)
Deferred tax liabilities	$—	$3,327	$3,233
Capital lease obligations	604	254	62
Accrued rent	122	435	747

Total	$726	$4,016	$4,042